Other (loss)/income, net	6 Months Ended
Sep. 30, 2025
Other Lossincome Net
Other (loss)/income, net

15. Other (loss)/income, net

	For the periods ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Debt waived income (i)	–	490,581	68,912
Other (loss)/income	(15,631)	5,440	764
	(15,631)	496,021	69,676

(i)	For the six months ended September 30, 2025, the Group recorded other income of RMB490,581 (US$68,912) from the write-off of other payables, as the related party counterparties had been legally dissolved.